Segmentation of key figures	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Segmentation of key figures
10. Segmentation of key figures
The businesses of Novartis are divided operationally on a worldwide basis into two identified reporting segments, Innovative Medicines and Sandoz. In addition, we separately report Corporate activities.
Reporting segments are presented in a manner consistent with the internal reporting to the chief operating decision maker which is the Executive Committee of Novartis. The reporting segments are managed separately because they each research, develop, manufacture, distribute and sell distinct products that require differing marketing strategies.
The Executive Committee of Novartis is responsible for allocating resources and assessing the performance of the reporting segments.
The reporting segments are as follows:
Innovative Medicines researches, develops, manufactures, distributes and sells patented prescription medicines. The Innovative Medicines Division is organized into two global business units: Novartis Oncology and Novartis Pharmaceuticals. Novartis Oncology consists of the global business franchise Oncology, and Novartis Pharmaceuticals consists of the global business franchises Ophthalmology; Neuroscience; Immunology, Hepatology and Dermatology; Respiratory; Cardiovascular, Renal and Metabolism; and Established Medicines.
Sandoz develops, manufactures and markets finished dosage form medicines as well as intermediary products including active pharmaceutical ingredients. Sandoz is organized globally into three franchises: Retail Generics, Anti-Infectives and Biopharmaceuticals. In Retail Generics, Sandoz develops, manufactures and markets active ingredients and finished dosage forms of pharmaceuticals to third parties. Retail Generics includes the areas of cardiovascular, central nervous system, dermatology, gastrointestinal and hormonal therapies, metabolism, oncology, ophthalmics, pain and respiratory, as well as finished dosage form anti-infectives sold to third parties. In Anti-Infectives, Sandoz manufactures and supplies active pharmaceutical ingredients and intermediates, mainly antibiotics, for internal use by Retail Generics and for sale to third-party customers. In Biopharmaceuticals, Sandoz develops, manufactures and markets protein- or other biotechnology-based products, including biosimilars, and provides biotechnology manufacturing services to other companies.
The divisions are supported by Novartis Institutes for BioMedical Research, Global Drug Development, Novartis Technical Operations and Novartis Business Services. Corporate includes the costs of the Group headquarters and those of corporate coordination functions in major countries, and items that are not specific to one segment. Further details are provided in Note 3 to the Consolidated Financial Statements of the Annual Report 2018.
Following the February 28, 2019, shareholders’ approval of the spin-off of the Alcon business (refer to Notes 2, 3 and 11 for further details), the Group reported its consolidated financial statements for the current and prior years as “continuing operations” and “discontinued operations.”
Continuing operations comprise the activities of Innovative Medicines and Sandoz Divisions and the continuing Corporate activities.
Discontinued operations include the operational results from the Alcon eye care devices business and certain Corporate activities attributable to the Alcon business prior to the spin-off, the gain on distribution of Alcon Inc. to Novartis AG shareholders and certain other expenses related to the Distribution.
Segmentation – Consolidated income statement – Second quarter
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	Q2 2019	Q2 2018	Q2 2019	Q2 2018	Q2 2019	Q2 2018	Q2 2019	Q2 2018

Net sales to third parties from continuing operations	9 326	8 876	2 438	2 463			11 764	11 339

Sales to continuing and discontinued segments	177	177	37	34	-214	-191		20

Net sales from continuing operations	9 503	9 053	2 475	2 497	-214	-191	11 764	11 359

Other revenues	250	285	6	6	4	3	260	294

Cost of goods sold	-2 327	-2 359	-1 315	-1 404	236	205	-3 406	-3 558

Gross profit from continuing operations	7 426	6 979	1 166	1 099	26	17	8 618	8 095

Selling, general and administration	-2 911	-2 778	-550	-593	-124	-124	-3 585	-3 495

Research and development	-1 853	-1 931	-198	-195			-2 051	-2 126

Other income	847	297	45	127	97	57	989	481

Other expense	-945	-315	-181	-110	-182	-99	-1 308	-524

Operating income from continuing operations	2 564	2 252	282	328	-183	-149	2 663	2 431

as % of net sales	27.5%	25.4%	11.6%	13.3%			22.6%	21.4%

Income from associated companies	1		1	4	174	5 928	176	5 932

Interest expense							-205	-237

Other financial income and expense, net							0	45

Income before taxes from continuing operations							2 634	8 171

Taxes							-525	-443

Net income from continuing operations							2 109	7 728

Net income from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders								40

Gain on distribution of Alcon Inc. to Novartis AG shareholders							4 691

Net income from discontinued operations							4 691	40

Net income							6 800	7 768

Segmentation – Consolidated income statement – First half
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	H1 2019	H1 2018	H1 2019	H1 2018	H1 2019	H1 2018	H1 2019	H1 2018

Net sales to third parties from continuing operations	18 106	17 274	4 764	4 980			22 870	22 254

Sales to continuing and discontinued segments	426	345	76	91	-449	-403	53	33

Net sales from continuing operations	18 532	17 619	4 840	5 071	-449	-403	22 923	22 287

Other revenues	511	508	34	10	11	11	556	529

Cost of goods sold	-4 551	-4 632	-2 591	-2 802	485	425	-6 657	-7 009

Gross profit from continuing operations	14 492	13 495	2 283	2 279	47	33	16 822	15 807

Selling, general and administration	-5 564	-5 333	-1 112	-1 195	-239	-251	-6 915	-6 779

Research and development	-3 958	-3 714	-392	-394			-4 350	-4 108

Other income	922	508	82	240	188	121	1 192	869

Other expense	-1 219	-569	-306	-193	-319	-225	-1 844	-987

Operating income from continuing operations	4 673	4 387	555	737	-323	-322	4 905	4 802

as % of net sales	25.8%	25.4%	11.6%	14.8%			21.4%	21.6%

Income from associated companies	1		1	4	254	6 080	256	6 084

Interest expense							-431	-455

Other financial income and expense, net							44	80

Income before taxes from continuing operations							4 774	10 511

Taxes							-797	-813

Net income from continuing operations							3 977	9 698

Net loss/income from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders							-101	98

Gain on distribution of Alcon Inc. to Novartis AG shareholders							4 691

Net income from discontinued operations							4 590	98

Net income							8 567	9 796

Segmentation – Additional balance sheet disclosure
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018 [1]

Net operating assets	55 271	53 999	14 160	13 951			69 390	94 876

Included in net operating assets are:
Property, plant and equipment	9 701	10 098	2 062	2 159	527	561	12 290	15 696

Goodwill	18 698	18 551	7 828	7 837	7	7	26 533	35 294

Intangible assets other than goodwill	25 443	26 042	1 727	1 875	51	123	27 221	38 719

[1] Group December 31, 2018 balances include the net operating assets of the Alcon segment amounting to USD 24.0 billion, including property, plant and equipment of USD 2.9 billion, Goodwill of USD 8.9 billion and intangible assets other than goodwill of USD 10.7 billion, that were deconsolidated on April 9, 2019, with the completion of the distribution (spin-off) of the Alcon business to Novartis AG shareholders (refer to Note 2, 3 and 11).

Segmentation – Net sales by region [1] – Second quarter
	Q2 2019	Q2 2018	% change		Q2 2019	Q2 2018

	USD m	USD m	USD	cc [2]	% of total	% of total

Innovative Medicines

Europe	3 218	3 112	3	10	35	35

US	3 336	3 023	10	10	36	34

Asia/Africa/Australasia	2 106	2 060	2	6	23	23

Canada and Latin America	666	681	-2	10	6	8

Total	9 326	8 876	5	9	100	100

Of which in Established Markets	7 071	6 663	6	9	76	75

Of which in Emerging Growth Markets	2 255	2 213	2	10	24	25

Sandoz

Europe	1 269	1 237	3	9	52	50

US	642	692	-7	-7	26	28

Asia/Africa/Australasia	333	341	-2	1	14	14

Canada and Latin America	194	193	1	7	8	8

Total	2 438	2 463	-1	3	100	100

Of which in Established Markets	1 796	1 812	-1	3	74	74

Of which in Emerging Growth Markets	642	651	-1	5	26	26

Continuing operations

Europe	4 487	4 349	3	10	38	38

US	3 978	3 715	7	7	34	33

Asia/Africa/Australasia	2 439	2 401	2	5	21	21

Canada and Latin America	860	874	-2	9	7	8

Total	11 764	11 339	4	8	100	100

Of which in Established Markets	8 867	8 475	5	8	75	75

Of which in Emerging Growth Markets	2 897	2 864	1	9	25	25

[1] Net sales from operations by location of third-party customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 55.

Segmentation – Net sales by region [1] – First half
	H1 2019	H1 2018	% change		H1 2019	H1 2018

	USD m	USD m	USD	cc [2]	% of total	% of total

Innovative Medicines

Europe	6 352	6 204	2	11	35	36

US	6 329	5 675	12	12	35	33

Asia/Africa/Australasia	4 123	4 049	2	6	23	23

Canada and Latin America	1 302	1 346	-3	10	7	8

Total	18 106	17 274	5	10	100	100

Of which in Established Markets	13 638	12 873	6	9	75	75

Of which in Emerging Growth Markets	4 468	4 401	2	11	25	25

Sandoz

Europe	2 510	2 529	-1	7	53	51

US	1 232	1 400	-12	-12	26	28

Asia/Africa/Australasia	651	664	-2	2	14	13

Canada and Latin America	371	387	-4	3	7	8

Total	4 764	4 980	-4	1	100	100

Of which in Established Markets	3 491	3 668	-5	-1	73	74

Of which in Emerging Growth Markets	1 273	1 312	-3	5	27	26

Continuing operations

Europe	8 862	8 733	1	10	39	39

US	7 561	7 075	7	7	33	32

Asia/Africa/Australasia	4 774	4 713	1	5	21	21

Canada and Latin America	1 673	1 733	-3	8	7	8

Total	22 870	22 254	3	8	100	100

Of which in Established Markets	17 129	16 541	4	7	75	74

Of which in Emerging Growth Markets	5 741	5 713	0	9	25	26

[1] Net sales from operations by location of third-party customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 55.

Segmentation – Net sales by business franchise
Innovative Medicines net sales by business franchise – Second quarter
	Q2 2019	Q2 2018	% change	% change
	USD m	USD m	USD	cc [3]

Oncology
Tasigna	468	488	-4	-1

Sandostatin	403	399	1	4

Afinitor/Votubia	401	408	-2	0

Promacta/Revolade	349	292	20	23

Tafinlar + Mekinist	340	284	20	25

Gleevec/Glivec	323	416	-22	-19

Jakavi	284	239	19	26

Exjade/Jadenu	253	289	-12	-10

Votrient	193	219	-12	-9

Lutathera	109	24	nm	nm

Kisqali	111	59	88	94

Kymriah	58	16	263	278

Other	314	300	5	9

Total Oncology business unit	3 606	3 433	5	9

Ophthalmology
Lucentis	536	515	4	10

Travoprost Group	106	134	-21	-19

Other	532	531	0	4

Total Ophthalmology	1 174	1 180	-1	4

Neuroscience
Gilenya	825	866	-5	-2

Aimovig	24		nm	nm

Other	37	23	61	72

Total Neuroscience	886	889	0	3

Immunology, Hepatology and Dermatology
Cosentyx	858	701	22	25

Ilaris	165	132	25	31

Total Immunology, Hepatology and Dermatology	1 023	833	23	26

Respiratory
Ultibro Breezhaler	112	116	-3	1

Seebri Breezhaler	34	39	-13	-9

Onbrez Breezhaler	20	27	-26	-18

Subtotal COPD[1] portfolio	166	182	-9	-4

Xolair [2]	290	261	11	18

Other	5	6	-17	-2

Total Respiratory	461	449	3	9

Cardiovascular, Renal and Metabolism
Entresto	421	239	76	81

Other	6	6	0	14

Total Cardiovascular, Renal and Metabolism	427	245	74	79

Established Medicines
Galvus Group	320	332	-4	2

Diovan Group	283	244	16	23

Exforge Group	264	250	6	12

Zortress/Certican	124	115	8	12

Neoral/Sandimmun(e)	110	120	-8	-3

Voltaren/Cataflam	95	114	-17	-13

Other	553	672	-18	-13

Total Established Medicines	1 749	1 847	-5	0

Total Pharmaceuticals business unit	5 720	5 443	5	10

Total Division net sales	9 326	8 876	5	9

[1] Chronic Obstructive Pulmonary Disease
[2] Xolair sales for all indications are reported in the Respiratory franchise.
[3] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 55.

nm = not meaningful
Innovative Medicines net sales by business franchise – First half
	H1 2019	H1 2018	% change	% change
	USD m	USD m	USD	cc [3]

Oncology
Tasigna	902	954	-5	-2

Sandostatin	795	799	-1	3

Afinitor/Votubia	774	783	-1	1

Promacta/Revolade	656	549	19	24

Tafinlar + Mekinist	637	551	16	21

Gleevec/Glivec	630	808	-22	-18

Jakavi	542	473	15	23

Exjade/Jadenu	491	550	-11	-8

Votrient	380	433	-12	-9

Lutathera	215	30	nm	nm

Kisqali	202	103	96	103

Kymriah	103	28	268	281

Other	600	563	7	11

Total Oncology business unit	6 927	6 624	5	9

Ophthalmology
Lucentis	1 069	1 035	3	10

Travoprost Group	221	258	-14	-11

Other	1 045	1 044	0	4

Total Ophthalmology	2 335	2 337	0	5

Neuroscience
Gilenya	1 591	1 687	-6	-2

Aimovig	42		nm	nm

Other	50	43	16	23

Total Neuroscience	1 683	1 730	-3	1

Immunology, Hepatology and Dermatology
Cosentyx	1 649	1 281	29	32

Ilaris	316	258	22	29

Total Immunology, Hepatology and Dermatology	1 965	1 539	28	32

Respiratory
Ultibro Breezhaler	216	222	-3	4

Seebri Breezhaler	65	77	-16	-9

Onbrez Breezhaler	42	54	-22	-15

Subtotal COPD[1] portfolio	323	353	-8	-2

Xolair [2]	571	516	11	19

Other	12	13	-8	0

Total Respiratory	906	882	3	10

Cardiovascular, Renal and Metabolism
Entresto	778	439	77	83

Other	12	10	20	20

Total Cardiovascular, Renal and Metabolism	790	449	76	81

Established Medicines
Galvus Group	635	650	-2	5

Diovan Group	544	509	7	14

Exforge Group	531	498	7	14

Zortress/Certican	240	224	7	12

Neoral/Sandimmun(e)	213	235	-9	-4

Voltaren/Cataflam	208	229	-9	-4

Other	1 129	1 368	-17	-12

Total Established Medicines	3 500	3 713	-6	0

Total Pharmaceuticals business unit	11 179	10 650	5	10

Total Division net sales	18 106	17 274	5	10

[1] Chronic Obstructive Pulmonary Disease
[2] Xolair sales for all indications are reported in the Respiratory franchise.
[3] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 55.

nm = not meaningful
Net sales of the top 20 Innovative Medicines products in 2019 – Second quarter
			US		Rest of world			Total

Brands	Business franchise	Indication	USD m	% change USD/cc [2]	USD m	% change USD	% change cc [2]	USD m	% change USD	% change cc [2]

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	534	31	324	11	18	858	22	25

Gilenya	Neuroscience	Relapsing multiple sclerosis	441	-6	384	-4	3	825	-5	-2

Lucentis	Ophthalmology	Age-related macular degeneration			536	4	10	536	4	10

Tasigna	Oncology	Chronic myeloid leukemia	204	-7	264	-2	3	468	-4	-1

Sandostatin	Oncology	Carcinoid tumors and acromegaly	218	5	185	-3	3	403	1	4

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	221	71	200	82	90	421	76	81

Afinitor/Votubia	Oncology	Breast cancer/TSC	259	7	142	-14	-10	401	-2	0

Promacta/Revolade	Oncology	Immune thrombocytopenic purpura	170	16	179	23	30	349	20	23

Tafinlar + Mekinist	Oncology	Melanoma	123	7	217	28	37	340	20	25

Galvus Group	Established Medicines	Diabetes			320	-4	2	320	-4	2

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	96	-12	227	-26	-22	323	-22	-19

Xolair [1]	Respiratory	Asthma			290	11	18	290	11	18

Diovan Group	Established Medicines	Hypertension	28	40	255	14	22	283	16	23

Jakavi	Oncology	Myelofibrosis			284	19	26	284	19	26

Exforge Group	Established Medicines	Hypertension	4	-20	260	6	12	264	6	12

Exjade/Jadenu	Oncology	Chronic iron overload	118	-14	135	-11	-7	253	-12	-10

Votrient	Oncology	Renal cell carcinoma	87	-19	106	-5	2	193	-12	-9

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	77	26	88	24	34	165	25	31

Zortress/Certican	Established Medicines	Transplantation	44	29	80	-1	4	124	8	12

Travoprost Group	Ophthalmology	Reduction of elevated intraocular pressure	37	-26	69	-18	-15	106	-21	-19

Top 20 products total			2 661	8	4 545	4	10	7 206	6	10

Rest of portfolio			675	20	1 445	-3	4	2 120	3	8

Total division sales			3 336	10	5 990	2	9	9 326	5	9

[1] Xolair sales for all indications are reported in the Respiratory franchise.
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 55.
Net sales of the top 20 Innovative Medicines products in 2019 – First half
			US		Rest of world			Total

Brands	Business franchise	Indication	USD m	% change USD/cc [2]	USD m	% change USD	% change cc [2]	USD m	% change USD	% change cc [2]

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	1 008	38	641	16	24	1 649	29	32

Gilenya	Neuroscience	Relapsing multiple sclerosis	833	-6	758	-6	2	1 591	-6	-2

Lucentis	Ophthalmology	Age-related macular degeneration			1 069	3	10	1 069	3	10

Tasigna	Oncology	Chronic myeloid leukemia	384	-8	518	-4	3	902	-5	-2

Sandostatin	Oncology	Carcinoid tumors and acromegaly	433	7	362	-8	-1	795	-1	3

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	420	76	358	78	90	778	77	83

Afinitor/Votubia	Oncology	Breast cancer/TSC	493	9	281	-15	-8	774	-1	1

Promacta/Revolade	Oncology	Immune thrombocytopenic purpura	318	17	338	22	30	656	19	24

Tafinlar + Mekinist	Oncology	Melanoma	230	6	407	22	32	637	16	21

Galvus Group	Established Medicines	Diabetes			635	-2	5	635	-2	5

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	175	-20	455	-23	-18	630	-22	-18

Xolair [1]	Respiratory	Asthma			571	11	19	571	11	19

Diovan Group	Established Medicines	Hypertension	45	10	499	7	15	544	7	14

Jakavi	Oncology	Myelofibrosis			542	15	23	542	15	23

Exforge Group	Established Medicines	Hypertension	7	-22	524	7	14	531	7	14

Exjade/Jadenu	Oncology	Chronic iron overload	231	-9	260	-12	-7	491	-11	-8

Votrient	Oncology	Renal cell carcinoma	172	-19	208	-6	1	380	-12	-9

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	142	21	174	23	35	316	22	29

Zortress/Certican	Established Medicines	Transplantation	82	24	158	0	8	240	7	12

Travoprost Group	Ophthalmology	Reduction of elevated intraocular pressure	84	-14	137	-14	-10	221	-14	-11

Top 20 products total			5 057	9	8 895	3	10	13 952	5	10

Rest of portfolio			1 272	22	2 882	-3	4	4 154	3	9

Total division sales			6 329	12	11 777	2	9	18 106	5	10

[1] Xolair sales for all indications are reported in the Respiratory franchise.
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 55.

Sandoz net sales by business franchise – Second quarter
	Q2 2019	Q2 2018	% change	% change
	USD m	USD m	USD	cc [2]

Retail Generics [1]	1 903	1 955	-3	2

Biopharmaceuticals	401	363	10	16

Anti-Infectives	134	145	-8	-4

Total Division net sales	2 438	2 463	-1	3

[1] Of which USD 186 million (2018: USD 187 million) represents Anti-Infectives sold under Sandoz name
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 55.
Sandoz net sales by business franchise – First half
	H1 2019	H1 2018	% change	% change
	USD m	USD m	USD	cc [2]

Retail Generics [1]	3 753	3 997	-6	-1

Biopharmaceuticals	752	698	8	14

Anti-Infectives	259	285	-9	-5

Total Division net sales	4 764	4 980	-4	1

[1] Of which USD 390 million (2018: USD 417 million) represents Anti-Infectives sold under Sandoz name
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 55.
The product portfolio of Sandoz is widely spread in 2019 and 2018.
Segmentation – Other revenue – Second quarter
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	Q2 2019	Q2 2018	Q2 2019	Q2 2018	Q2 2019	Q2 2018	Q2 2019	Q2 2018

Profit sharing income	181	170	1	1			182	171

Royalty income	15	42	4	2	6	3	25	47

Milestone income	47	70		2			47	72

Other [1]	7	3	1	1	-2		6	4

Total other revenues	250	285	6	6	4	3	260	294

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.

Segmentation – Other revenue – First half
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	H1 2019	H1 2018	H1 2019	H1 2018	H1 2019	H1 2018	H1 2019	H1 2018

Profit sharing income	350	330	1	1			351	331

Royalty income	49	85	7	3	13	11	69	99

Milestone income	98	78	23	3			121	81

Other [1]	14	15	3	3	-2		15	18

Total other revenues	511	508	34	10	11	11	556	529

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.